SHARE-BASED COMPENSATION - Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Compensation expense	¥ 296,487	¥ 336,616	¥ 290,815
Costs of revenue
SHARE-BASED COMPENSATION
Compensation expense	92,402	116,467	97,055
Selling and marketing expenses
SHARE-BASED COMPENSATION
Compensation expense	25,033	43,765	41,685
General and administrative expenses
SHARE-BASED COMPENSATION
Compensation expense	165,648	162,866	146,781
Research and development expenses
SHARE-BASED COMPENSATION
Compensation expense	9,207	9,546	¥ 5,294
Others, net
SHARE-BASED COMPENSATION
Compensation expense	¥ 4,197	¥ 3,972